Stock-Based Compensation	12 Months Ended
Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation	Stock-Based Compensation
Our stock-based compensation expense consists of performance awards (PAs), shareholder value awards (SVAs), and restricted stock units (RSUs). We recognize the fair value of stock-based compensation as expense over the requisite service period of the individual grantees, which generally equals the vesting period. We provide newly issued shares of our common stock and treasury stock to satisfy the issuance of PA, SVA, and RSU shares.
Stock-based compensation expense and the related tax benefits were as follows:

	2018	2017	2016
Stock-based compensation expense	$253.5	$256.3	$234.9
Tax benefit	53.2	64.1	82.2

At December 31, 2018, stock-based compensation awards may be granted under the 2002 Lilly Stock Plan for not more than 53.3 million additional shares.
Performance Award Program
PAs are granted to officers and management and are payable in shares of our common stock. The number of PA shares actually issued, if any, varies depending on the achievement of certain pre-established earnings-per-share targets over a two-year period. PA shares are accounted for at fair value based upon the closing stock price on the date of grant and fully vest at the end of the measurement period. The fair values of PAs granted for the years ended December 31, 2018, 2017, and 2016 were $71.63, $73.54, and $72.00, respectively. The number of shares ultimately issued for the PA program is dependent upon the EPS achieved during the vesting period. Pursuant to this program, approximately 0.9 million shares, 1.3 million shares, and 0.5 million shares were issued during the years ended December 31, 2018, 2017, and 2016, respectively. Approximately 1.2 million shares are expected to be issued in 2019. As of December 31, 2018, the total remaining unrecognized compensation cost related to nonvested PAs was $57.9 million, which will be amortized over the weighted-average remaining requisite service period of 12 months.
Shareholder Value Award Program
SVAs are granted to officers and management and are payable in shares of our common stock. The number of shares actually issued, if any, varies depending on our stock price at the end of the three-year vesting period compared to pre-established target stock prices. We measure the fair value of the SVA unit on the grant date using a Monte Carlo simulation model. The model utilizes multiple input variables that determine the probability of satisfying the market condition stipulated in the award grant and calculates the fair value of the award. Expected volatilities utilized in the model are based on implied volatilities from traded options on our stock, historical volatility of our stock price, and other factors. Similarly, the dividend yield is based on historical experience and our estimate of future dividend yields. The risk-free interest rate is derived from the U.S. Treasury yield curve in effect at the time of grant. The weighted-average fair values of the SVA units granted during the years ended December 31, 2018, 2017, and 2016 were $48.51, $66.25, and $48.68, respectively, determined using the following assumptions:

(Percents)	2018	2017	2016
Expected dividend yield	2.50%	2.50%	2.00%
Risk-free interest rate	2.31	1.38	0.92
Volatility	22.26	22.91	21.68

Pursuant to this program, approximately 0.7 million shares, 1.1 million shares, and 1.0 million shares were issued during the years ended December 31, 2018, 2017, and 2016, respectively. Approximately 1.0 million shares are expected to be issued in 2019. As of December 31, 2018, the total remaining unrecognized compensation cost related to nonvested SVAs was $52.2 million, which will be amortized over the weighted-average remaining requisite service period of 20 months.
Restricted Stock Units
RSUs are granted to certain employees and are payable in shares of our common stock. RSU shares are accounted for at fair value based upon the closing stock price on the date of grant. The corresponding expense is amortized over the vesting period, typically three years. The fair values of RSU awards granted during the years ended December 31, 2018, 2017, and 2016 were $70.95, $72.47, and $71.46, respectively. The number of shares ultimately issued for the RSU program remains constant with the exception of forfeitures. Pursuant to this program, 1.3 million, 1.4 million, and 1.3 million shares were granted and approximately 1.0 million, 0.9 million, and 0.6 million shares were issued during the years ended December 31, 2018, 2017, and 2016, respectively. Approximately 0.8 million shares are expected to be issued in 2019. As of December 31, 2018, the total remaining unrecognized compensation cost related to nonvested RSUs was $99.7 million, which will be amortized over the weighted-average remaining requisite service period of 21 months.